Legal Matters (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Commitments and Contingencies Disclosure [Abstract]
Legal provision accrual	$ 36,000
Legal fees accrual included in legal provision accrual	$ 5,000
Shares issued to settle legal matter, shares | shares	10,000
Cash payment to settle legal matter	$ 25,000